Employee Stock Incentive Plans - Summary of General Terms of Grants Under Restricted Stock Unit Option Plans (Detail)		12 Months Ended
		Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares ₨ / shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares ₨ / shares $ / shares
Wipro ADS Restricted Stock Unit Plan 2004 (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1],[2],[3]	174,595,958	174,595,958
Range of Exercise Prices | $ / shares	[1],[2],[3]	$ 0.03	$ 0.03
Outstanding at the end of the year | $ / shares	[1],[2],[3]	$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1],[2],[3]	96,595,958	96,595,958
Range of Exercise Prices
Outstanding at the end of the year	[1],[2],[3]		$ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1],[2],[3]	67,663,302	67,663,302
Range of Exercise Prices
Outstanding at the end of the year	[1],[2],[3]		$ 2
Wipro Limited Employee Stock Options, Performance Stock Unit and/or Restricted Stock Unit Scheme 2024 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1],[3],[4]	400,000,000	400,000,000
Range of Exercise Prices | (per share)	[1],[3],[4]	$ 0.03	$ 0.03
Outstanding at the end of the year | (per share)	[1],[3],[4]	$ 0.03	$ 2
Employee Restricted Stock Unit Option Plans [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares		7,000	7,000	11,800	11,800	24,600	24,600
Numbers, Exercised | shares		0	0	(4,800)	(4,800)	(12,800)	(12,800)
Numbers, Outstanding at the end of the year | shares		0	0	7,000	7,000	11,800	11,800
Numbers, Exercisable at the end of the year | shares		0	0	7,000	7,000	7,600	7,600
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year			$ 2		₨ 2		₨ 2
Bonus on outstanding			2		2		2
Range of Exercise Prices
Granted			2		2		2
Adjustment of Performance based stock options on completion of performance measurement period			2		2		2
Exercised			2		2		2
Forfeited and expired			2		2		2
Outstanding at the end of the year			2		2		2
Exercisable at the end of the year			$ 2		₨ 2		₨ 2
Numbers, Outstanding at the beginning of the year		7,735,669	7,735,669	8,452,491	8,452,491	12,242,672	12,242,672
Numbers, Granted		5,513,469	5,513,469	5,237,166	5,237,166	2,756,820	2,756,820
Adjustment of Performance based stock options on completion of performance measurement period | shares		(331,920)	(331,920)	(655,831)	(655,831)	(343,451)	(343,451)
Bonus on Outstanding Number of Options | shares		10,749,111	10,749,111	0	0	0	0
Numbers, Exercised		(3,731,212)	(3,731,212)	(4,151,654)	(4,151,654)	(4,910,689)	(4,910,689)
Numbers, Forfeited and expired		(1,300,370)	(1,300,370)	(1,146,503)	(1,146,503)	(1,292,861)	(1,292,861)
Numbers, Outstanding at the end of the year		18,634,747	18,634,747	7,735,669	7,735,669	8,452,491	8,452,491
Numbers, Exercisable at the end of the year		1,996,731	1,996,731	1,905,001	1,905,001	2,806,799	2,806,799
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03		$ 0.03		$ 0.03
Bonus on outstanding | $ / shares		0.03		0.03		0.03
Range of Exercise Prices | $ / shares		0.03	$ 0.03	0.03	₨ 0.03	0.03	₨ 0.03
Granted | $ / shares		0.03		0.03		0.03
Adjustment of Performance based stock options on completion of performance measurement period | $ / shares		0.03		0.03		0.03
Exercised | $ / shares		0.03		0.03		0.03
Forfeited and expired | $ / shares		0.03		0.03		0.03
Outstanding at the end of the year | $ / shares		0.03		0.03		0.03
Exercisable at the end of the year | $ / shares		$ 0.03		$ 0.03		$ 0.03
Numbers, Outstanding at the beginning of the year		18,851,226	18,851,226	16,457,558	16,457,558	17,511,902	17,511,902
Numbers, Granted		15,030,302	15,030,302	14,546,143	14,546,143	8,440,980	8,440,980
Adjustment of Performance based stock options on completion of performance measurement period | shares		(499,875)	(499,875)	(1,807,750)	(1,807,750)	(943,333)	(943,333)
Bonus on Outstanding Number of Options | shares		22,882,839	22,882,839	0	0	0	0
Numbers, Exercised		(9,897,384)	(9,897,384)	(6,674,868)	(6,674,868)	(5,730,830)	(5,730,830)
Numbers, Forfeited and expired		(9,410,529)	(9,410,529)	(3,669,857)	(3,669,857)	(2,821,161)	(2,821,161)
Numbers, Outstanding at the end of the year		36,956,579	36,956,579	18,851,226	18,851,226	16,457,558	16,457,558
Numbers, Exercisable at the end of the year		1,007,466	1,007,466	2,038,346	2,038,346	1,329,682	1,329,682

[1]	The maximum contractual term of these RSUs option plans is perpetual until the options are available for grant under the plan.
[2]	The number of options reserved under the plan are adjusted to reflect migration of 23,000,000 shares from WSRUP 2005 plan and 32,000,000 shares from WSRUP 2007 plan to WARSUP 2004 plan. This was approved by the shareholders on March 30, 2025.
[3]	The number of options reserved under the plan are adjusted to reflect the bonus issue in the proportion of 1:1, which was approved by the shareholders on November 21, 2024.
[4]	The Company adopted the Wipro 2024 Scheme pursuant to approval of shareholders vide special resolution at the Annual General Meeting held on July 18, 2024.